Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets And Other Current Liabilities
Total other financial assets	₽ 1,144	₽ 593
Prepaid expenses	191	353
Costs of obtaining a contract	455	273
Other	169	43
Total other current assets	1,959	1,262
Gross carrying amount
Other Current Assets And Other Current Liabilities
Reserves at CBR	63	₽ 593
Option received from ADAH	470
Restricted cash accounts	2,015
Expected credit loss allowance / Impairment
Other Current Assets And Other Current Liabilities
Total other financial assets	₽ (1,404)